Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [line items]
Current	$ 722,474	$ 2,055,783	$ 2,117,491
Deferred	(255,407)	(164,340)	(248,450)
Income tax	467,067	1,891,443	1,869,041
ISR [Member]
Disclosure of income taxes [line items]
Current	722,474	2,055,783	2,117,491
Deferred	(255,407)	(164,340)	(248,450)
Income tax	$ 467,067	$ 1,891,443	$ 1,869,041